Investment properties - Summary of investment properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment properties, net [Line Items]
Investment properties	₩ 363,108	₩ 675,391	₩ 615,235
Acquisition cost
Investment properties, net [Line Items]
Investment properties	513,986	852,458
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties	₩ (150,878)	₩ (177,067)